Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Loss for the year	$ (52,159,120)	$ (46,408,453)	$ (13,207,200)
Adjustments to reconcile profit (loss) [abstract]
Finance costs	375,000	0	0
Finance income	(570,446)	(17,808)	(302,720)
Share-based compensation	42,228,494	35,734,452	4,703,254
Change in fair value of warrant liability	(3,490,900)	(386,900)	0
Gain on sale of fixed assets	(6,078)	0	0
Deferred income tax provision	351,451	187,742	160,838
Cash flows from (used in) operations before changes in working capital	(13,271,599)	(10,890,967)	(8,645,828)
Change in amounts receivable	346,370	(449,674)	19,562
Change in prepaid expenses	161,901	(1,262,023)	(135,897)
Change in trade payables and accrued liabilities	(415,814)	1,326,764	565,410
Net cash used in operating activities	(13,179,142)	(11,275,900)	(8,196,753)
Cash flows from (used in) financing activities [abstract]
Proceeds of private placement, net of issuance costs	26,642,090	0	0
Initial Public Offering, net of issue costs	0	27,979,905	0
Purchase of shares under ELOC, net of issuance costs	5,999,500	0	0
Option exercise	40,000	2,057,500	2,497,500
Warrant exercise	0	1,614,750	0
Principal reduction in lease liability	(229,906)	(42,289)	0
Net cash from financing activities	32,451,684	31,609,866	2,497,500
Cash flows from (used in) investing activities [abstract]
Acquisition of property and equipment	(22,532)	(5,245)	(6,938)
Exploration and evaluation assets	(10,844,549)	(3,779,367)	(3,930,790)
Finance income	570,446	17,808	302,720
Proceeds from disposition of fixed assets	6,078	0	0
Net cash used in investing activities	(10,290,557)	(3,766,804)	(3,635,008)
Effect of exchange rate changes on cash and cash equivalents	(63,348)	(156,372)	(20,407)
NET DECREASE IN CASH AND CASH EQUIVALENTS	8,918,637	16,410,790	(9,354,668)
CASH AND CASH EQUIVALENTS, beginning of year	18,861,029	2,450,239	11,804,907
CASH AND CASH EQUIVALENTS, end of year	27,779,666	18,861,029	2,450,239
SUPPLEMENTAL INFORMATION:
Depreciation of assets capitalized to exploration and evaluation assets	124,387	80,580	4,526
Share-based compensation included in exploration and evaluation assets	840,620	1,682,382	127,670
Value of broker warrants issued	0	519,100	0
Right of use asset and lease liability at inception	0	737,506	0
Amendment to right of use asset and lease liability	40,973	0	0
Lease finance interest capitalized to exploration and evaluation assets	83,862	55,795	0
Gain on lease amendment credited to exploration and evaluation assets	$ (2,317)	$ 0	$ 0